Average Annual Total Returns		12 Months Ended	37 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(2.40%)
Bloomberg US Corporate 1-5 Year Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.95%	1.70%
Federated Hermes Short Duration Corporate ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	1.31%
Performance Inception Date			Dec. 16, 2021
Federated Hermes Short Duration Corporate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	0.15%
Federated Hermes Short Duration Corporate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	0.50%

[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Corporate 1-5 Year Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and five years. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The Bloomberg US Corporate 1-5 Year Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.